Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2023	Dec. 31, 2022
Customer A and Its affiliates
Financial Risk Management
Percentage Of accounts receivable	28.50%	31.50%
Customer C
Financial Risk Management
Percentage Of accounts receivable	10.30%	10.30%